Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Assets Measured at Fair Value on Recurring Basis

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2012 and 2013:

December 31, 2012

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — designated at the fair value structured note	0	14,882	0	14,882

December 31, 2013

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading bond funds	742	0	0	742